Taxes - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense (benefit) computed based on PRC statutory rate		$ 217,722	$ (246,590)
Favorable tax rate and tax exemption impact in PRC entities	[1]	(22,351)	(57,717)
Effect of rate differential for non-PRC entities		(291,102)	108,612
Change in valuation allowance		117,694	258,127
Income tax provisions		$ 21,963	$ 62,432

[1]	During the six months ended June 30, 2026 and 2025, Xinjiang United Family and its branch offices were subject to 25% income tax rate. For the six months ended June 30, 2026 and 2025, 42 and 14 of these UFG entities paid income tax, respectively. The rest of these UFG entities were exempted from paying income tax. For the six months ended June 30, 2026 and 2025, the tax saving as the result of the favorable tax rates and tax exemption amounted to $22,351 and $57,717, respectively, and per share effect of the favorable tax rate and tax exemption was $0.02 and $15.79, respectively.